Government Grants (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Government Grants [Abstract]
Summary of Details of government grants

Details of Government grants as of June 30, 2024 and December 31, 2023 are as follows:

		June 30, 2024		December 31, 2023
Grants	Government Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	659	81	701	88
Flexener	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	94	28	118	31
Magnetor	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	8	6	13	7
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	463	6	475	7
Alt Impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	369	44	389	49
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	54	8	62	9
Electrolinera	Instituto para Diversificación y Ahorro de la Energía (IDEA)	414	—	421	—
Acció - Creació llocs treball	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	108	34	110	37
Hermes - Estudios	Ministerio de Industria, Comercio y Turismo	615	203	692	223
Hermes - Desarrollo	Ministerio de Industria, Comercio y Turismo	1,433	46	1,505	51
Hermes - Formación	Ministerio de Industria, Comercio y Turismo	225	44	233	49
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	47	—	47	—
Torres Quevedo	Agencia Estatal de Investigación	79	—	83	—
Total		4,568	500	4,849	551